Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Real Estate Properties [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	$ 1,007.2	$ 676.1
Real Estate Joint Ventures [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	305.4	300.6
Limited Partnership [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	30.8	31.0
Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	1,343.4	1,007.7
Mortgage Loans Payable [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	$ (64.9)	$ 57.4